Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents [text block]
	At 31 December
(in USD million)	2020	2019

Cash at bank available	1,648	1,666
Time deposits	1,132	604
Money market funds	492	700
Interest bearing securities	2,485	1,656
Restricted cash, including margin deposits	999	552

Cash and cash equivalents	6,757	5,177